Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - XCEL NMC SRP - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the net assets and net income per the Form 5500 as of Dec. 31, 2025 and 2024, as applicable:

	Dec. 31, 2025	Dec. 31, 2024
Net assets available for benefits per the financial statements	$223,235,317	$201,895,422
Deemed distributions of participant loans	(18,471)	(18,471)
Net assets per the Form 5500	$223,216,846	$201,876,951
For the year ended Dec. 31, 2025, there were no deemed distributions, which would have impacted net income per the Form 5500.
EBP, Net Asset Available for Benefit	$ 223,235,317	$ 201,895,422
EBP, Reconciliation to Form 5500, Payment to Participant, Increase (Decrease) from Deemed Distribution	(18,471)	(18,471)
EBP, Form 5500 Caption, Net Assets	$ 223,216,846	$ 201,876,951